Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 9,929,627	$ 10,249,359	$ 86,870,549	$ 59,321,013
COST OF REVENUES	8,088,519	8,421,676	66,686,532	43,345,733
GROSS PROFIT	1,841,108	1,827,683	20,184,017	15,975,280
OPERATING EXPENSES:
Selling	105,347	205,167	1,028,602	2,940,580
General and administrative	556,791	307,625	1,503,833	545,946
Total Operating Expenses	662,138	512,792	2,532,435	3,486,526
INCOME FROM OPERATIONS	1,178,970	1,314,891	17,651,582	12,488,754
OTHER INCOME (EXPENSES):
Interest income	3,057	499	51,136	10,545
Interest expense	(489,569)	(74,383)	(988,555)	(162,720)
Other income	0	0	0	3,586
Other expense	0	(660)	(12,019)	(140)
Total Other (Expenses)	(486,512)	(74,544)	(949,438)	(148,729)
INCOME BEFORE PROVISION FOR INCOME TAXES	692,458	1,240,347	16,702,144	12,340,025
PROVISION FOR INCOME TAXES	16,413	0	55,461	0
NET INCOME	676,045	1,240,347	16,646,683	12,340,025
PREFERRED STOCK DIVIDEND	37,610	0	4,534	0
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	638,435	1,240,347	16,642,149	12,340,025
COMPREHENSIVE INCOME:
NET INCOME	676,045	1,240,347	16,646,683	12,340,025
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	345,071	214,398	1,636,297	987,451
COMPREHENSIVE INCOME	$ 1,021,116	$ 1,454,745	$ 18,282,980	$ 13,327,476
EARNINGS PER COMMON SHARE:
Basic	$ 0.05	$ 0.09	$ 1.22	$ 0.96
Diluted	$ 0.05	$ 0.09	$ 1.15	$ 0.96
WEIGHTED AVERAGE NUMBER OF COMMON AND COMMON EQUIVALENT SHARES OUTSTANDING:
Basic	14,097,140	13,344,444	13,692,466	12,800,000
Diluted	14,849,340	13,344,444	14,444,666	12,800,000